Variable Interest Entities	12 Months Ended
Dec. 31, 2018
Variable Interest Entities [Abstract]
Variable Interest Entities
Variable Interest Entities

ASC 810 defines a VIE as a legal entity where (a) the equity investors, as a group, lack sufficient equity at risk for the entity to finance its activities without additional subordinated financial support, (b) the equity investors, as a group, lack either, (1) the power through voting rights, or similar rights, to direct the activities of an entity that most significantly impact the entity’s economic performance, (2) the obligation to absorb the expected losses of the entity, or (3) the right to receive the expected residual returns of the entity, or (c) the entity is structured with non-substantive voting rights. A variable interest is a contractual ownership or other interest that fluctuates with changes in the fair value of the VIE’s net assets exclusive of variable interests. Under ASC 810, as amended, a primary beneficiary is required to consolidate a VIE when it has a variable interest in a VIE that provides it with a controlling financial interest. For such purposes, the determination of whether a controlling financial interest exists is based on whether a single party has both the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance and the obligation to absorb losses of the VIE or the right to receive benefits from the VIE that could potentially be significant.

Consolidated Variable Interest Entities
FHN holds variable interests in a proprietary HELOC securitization trust it established as a source of liquidity for consumer lending operations. Based on its restrictive nature, the trust is considered a VIE as the holders of equity at risk do not have the power through voting rights or similar rights to direct the activities that most significantly impact the trust’s economic performance. The retention of mortgage service rights ("MSR") and a residual interest results in FHN potentially absorbing losses or receiving benefits that are significant to the trust. FHN is considered the primary beneficiary, as it is assumed to have the power, as Master Servicer, to most significantly impact the activities of the VIE. Consolidation of the trust results in the recognition of the trust proceeds as restricted borrowings since the cash flows on the securitized loans can only be used to settle the obligations due to the holders of trust securities. Through first quarter 2016 the trust experienced a rapid amortization period and FHN was obligated to provide subordinated funding. During the period, cash payments from borrowers were accumulated to repay outstanding debt securities while FHN continued to make advances to borrowers when they drew on their lines of credit. FHN then transferred the newly generated receivables into the securitization trust. FHN is reimbursed for these advances only after other parties in the securitization have received all of the cash flows to which they are entitled. If loan losses requiring draws on the related monoline insurers’ policies (which protect bondholders in the securitization) exceed a certain level, FHN may not receive reimbursement for all of the funds advanced to borrowers, as the senior bondholders and the monoline insurers typically have priority for repayment. Amounts funded from monoline insurance policies are considered restricted term borrowings in FHN’s Consolidated Statements of Condition. Except for recourse due to breaches of representations and warranties made by FHN in connection with the sale of the loans to the trust, the creditors of the trust hold no recourse to the assets of FHN.

FHN has established certain rabbi trusts related to deferred compensation plans offered to its employees. FHN contributes employee cash compensation deferrals to the trusts and directs the underlying investments made by the trusts. The assets of these trusts are available to FHN’s creditors only in the event that FHN becomes insolvent. These trusts are considered VIEs as there is no equity at risk in the trusts since FHN provided the equity interest to its employees in exchange for services rendered. FHN is considered the primary beneficiary of the rabbi trusts as it has the power to direct the activities that most significantly impact the economic performance of the rabbi trusts through its ability to direct the underlying investments made by the trusts. Additionally, FHN could potentially receive benefits or absorb losses that are significant to the trusts due to its right to receive any asset values in excess of liability payoffs and its obligation to fund any liabilities to employees that are in excess of a rabbi trust’s assets.

The following table summarizes VIEs consolidated by FHN as of December 31, 2018 and December 31, 2017:

	December 31, 2018		December 31, 2017
	On-Balance Sheet Consumer Loan Securitization	Rabbi Trusts Used for Deferred Compensation Plans	On-Balance Sheet Consumer Loan Securitization	Rabbi Trusts Used for Deferred Compensation Plans
(Dollars in thousands)	Carrying Value	Carrying Value	Carrying Value	Carrying Value
Assets:
Cash and due from banks	$—	N/A	$—	N/A
Loans, net of unearned income	16,213	N/A	24,175	N/A
Less: Allowance for loan losses	—	N/A	—	N/A
Total net loans	16,213	N/A	24,175	N/A
Other assets	35	$78,446	47	$80,479
Total assets	$16,248	$78,446	$24,222	$80,479
Liabilities:
Term borrowings	$2,981	N/A	$11,226	N/A
Other liabilities	—	$56,700	2	$61,733
Total liabilities	$2,981	$56,700	$11,228	$61,733

Nonconsolidated Variable Interest Entities

Low Income Housing Partnerships. First Tennessee Housing Corporation (“FTHC”), a wholly-owned subsidiary of FTBNA, makes equity investments as a limited partner in various partnerships that sponsor affordable housing projects utilizing the Low Income Housing Tax Credit (“LIHTC”) pursuant to Section 42 of the Internal Revenue Code. The purpose of these investments is to achieve a satisfactory return on capital and to support FHN’s community reinvestment initiatives. The activities of the limited partnerships include the identification, development, and operation of multi-family housing units that are leased to qualifying residential tenants generally within FHN’s primary geographic region. LIHTC partnerships are considered VIEs as FTHC, the holder of the equity investment at risk, does not have the ability to direct the activities that most significantly affect the performance of the entity through voting rights or similar rights. FTHC could absorb losses that are significant to the LIHTC partnerships as it has a risk of loss for its capital contributions and funding commitments to each partnership. The general partners are considered the primary beneficiaries as managerial functions give them the power to direct the activities that most significantly impact the entities’ economic performance and the managing members are exposed to all losses beyond FTHC’s initial capital contributions and funding commitments.
FHN accounts for all qualifying LIHTC investments under the proportional amortization method. Under this method an entity amortizes the initial cost of the investment in proportion to the tax credits and other tax benefits received and recognizes the net investment performance in the income statement as a component of income tax expense/(benefit). LIHTC investments that do not qualify for the proportional amortization method are accounted for using the equity method. Expenses associated with these investments were $4.1 million, $1.8 million, and $1.8 million during 2018, 2017, and 2016, respectively. The following table summarizes the impact to the Provision/(benefit) for income taxes on the Consolidated Statements of Income for the years ended December 31, 2018, 2017 and 2016 for LIHTC investments accounted for under the proportional amortization method.

(Dollars in thousands)	2018	2017	2016
Provision/(benefit) for income taxes:
Amortization of qualifying LIHTC investments (a)	$10,793	$14,037	$14,223
Low income housing tax credits	(10,232)	(11,037)	(10,100)
Other tax benefits related to qualifying LIHTC investments	(7,370)	(5,045)	(9,779)
(a) 2017 reflects increased amortization due the effects of the Tax Act.

Other Tax Credit Investments. First Tennessee New Markets Corporation (“FTNMC”), a wholly-owned subsidiary of FTBNA, makes equity investments through wholly-owned subsidiaries as a non-managing member in various limited liability companies (“LLCs”) that sponsor community development projects utilizing the New Market Tax Credit (“NMTC”) pursuant to Section 45 of the Internal Revenue Code. The purpose of these investments is to achieve a satisfactory return on capital and to support FHN’s community reinvestment initiatives. The activities of the LLCs include providing investment capital for low-income communities within FHN’s primary geographic region. A portion of the funding of FTNMC’s investment in a NMTC LLC is obtained via a loan from an unrelated third-party that is typically a community development enterprise. The NMTC LLCs are considered VIEs as FTNMC, the holder of the equity investment at risk, does not have the ability to direct the activities that most significantly affect the performance of the entity through voting rights or similar rights. While FTNMC could absorb losses that are significant to the NMTC LLCs as it has a risk of loss for its initial capital contributions, the managing members are considered the primary beneficiaries as managerial functions give them the power to direct the activities that most significantly impact the NMTC LLCs’ economic performance and the managing members are exposed to all losses beyond FTNMC’s initial capital contributions. A NMTC relationship was resolved in 2018 resulting in a $15.3 million decline in the investment balance and the related debt.

FTHC also makes equity investments as a limited partner or non-managing member in entities that receive Historic Tax Credits pursuant to Section 47 of the Internal Revenue Code. The purpose of these entities is the rehabilitation of historic buildings with the tax credits provided to incent private investment in the historic cores of cities and towns. These entities are considered VIEs as FTHC, the holder of the equity investment at risk, does not have the ability to direct the activities that most significantly affect the performance of the entity through voting rights or similar rights. FTHC could absorb losses that are significant to the entities as it has a risk of loss for its capital contributions and funding commitments to each partnership. The managing members are considered the primary beneficiaries as managerial functions give them the power to direct the activities that most significantly impact the entities’ economic performance and the managing members are exposed to all losses beyond FTHC’s initial capital contributions and funding commitments.

Small Issuer Trust Preferred Holdings. FTBNA holds variable interests in trusts which have issued mandatorily redeemable preferred capital securities (“trust preferreds”) for smaller banking and insurance enterprises. FTBNA has no voting rights for the trusts’ activities. The trusts’ only assets are junior subordinated debentures of the issuing enterprises. The creditors of the trusts hold no recourse to the assets of FTBNA. These trusts meet the definition of a VIE as the holders of the equity investment at risk do not have the power through voting rights, or similar rights, to direct the activities that most significantly impact the trusts’ economic performance. Based on the nature of the trusts’ activities and the size of FTBNA’s holdings, FTBNA could potentially receive benefits or absorb losses that are significant to the trusts regardless of whether a majority of a trust’s securities are held by FTBNA. However, since FTBNA is solely a holder of the trusts’ securities, it has no rights which would give it the power to direct the activities that most significantly impact the trusts’ economic performance and thus it is not considered the primary beneficiary of the trusts. FTBNA has no contractual requirements to provide financial support to the trusts.

On-Balance Sheet Trust Preferred Securitization. In 2007, FTBNA executed a securitization of certain small issuer trust preferreds for which the underlying trust meets the definition of a VIE as the holders of the equity investment at risk do not have the power through voting rights, or similar rights, to direct the activities that most significantly impact the entity’s economic performance. FTBNA could potentially receive benefits or absorb losses that are significant to the trust based on the size and priority of the interests it retained in the securities issued by the trust. However, since FTBNA did not retain servicing or other decision making rights, FTBNA is not the primary beneficiary as it does not have the power to direct the activities that most significantly impact the trust’s economic performance. Accordingly, FTBNA has accounted for the funds received through the securitization as a term borrowing in its Consolidated Statements of Condition. FTBNA has no contractual requirements to provide financial support to the trust.
Proprietary Residential Mortgage Securitizations. FHN holds variable interests (primarily principal-only strips) in proprietary residential mortgage securitization trusts it established prior to 2008 as a source of liquidity for its mortgage banking operations. Except for recourse due to breaches of representations and warranties made by FHN in connection with the sale of the loans to the trusts, the creditors of the trusts hold no recourse to the assets of FHN. Additionally, FHN has no contractual requirements to provide financial support to the trusts. Based on their restrictive nature, the trusts are considered VIEs as the holders of equity at risk do not have the power through voting rights, or similar rights, to direct the activities that most significantly impact the trusts’ economic performance. However, FHN did not have the ability to participate in significant portions of a securitization trust’s cash flows, and FHN was not considered the primary beneficiary of the trust. Therefore, these trusts were not consolidated by FHN.
Holdings in Agency Mortgage-Backed Securities. FHN holds securities issued by various Agency securitization trusts. Based on their restrictive nature, the trusts meet the definition of a VIE since the holders of the equity investments at risk do not have the power through voting rights, or similar rights, to direct the activities that most significantly impact the entities’ economic performance. FHN could potentially receive benefits or absorb losses that are significant to the trusts based on the nature of the trusts’ activities and the size of FHN’s holdings. However, FHN is solely a holder of the trusts’ securities and does not have the power to direct the activities that most significantly impact the trusts’ economic performance, and is not considered the primary beneficiary of the trusts. FHN has no contractual requirements to provide financial support to the trusts.
Commercial Loan Troubled Debt Restructurings. For certain troubled commercial loans, FTBNA restructures the terms of the borrower’s debt in an effort to increase the probability of receipt of amounts contractually due. Following a troubled debt restructuring, the borrower entity typically meets the definition of a VIE as the initial determination of whether an entity is a VIE must be reconsidered as events have proven that the entity’s equity is not sufficient to permit it to finance its activities without additional subordinated financial support or a restructuring of the terms of its financing. As FTBNA does not have the power to direct the activities that most significantly impact such troubled commercial borrowers’ operations, it is not considered the primary beneficiary even in situations where, based on the size of the financing provided, FTBNA is exposed to potentially significant benefits and losses of the borrowing entity. FTBNA has no contractual requirements to provide financial support to the borrowing entities beyond certain funding commitments established upon restructuring of the terms of the debt that allows for preparation of the underlying collateral for sale.
Sale Leaseback Transaction. FTB has entered into an agreement with a single asset leasing entity for the sale and leaseback of an office building. In conjunction with this transaction, FTB loaned funds to a related party of the buyer that were used for the purchase price of the building. FTB also entered into a construction loan agreement with the single asset entity for renovation of the building. Since this transaction did not qualify as a sale, it is being accounted for using the deposit method which creates a net asset or liability for all cash flows between FTB and the buyer. The buyer-lessor in this transaction meets the definition of a VIE as it does not have sufficient equity at risk since FTB is providing the funding for the purchase and renovation. A related party of the buyer-lessor has the power to direct the activities that most significantly impact the operations and could potentially receive benefits or absorb losses that are significant to the transactions, making it the primary beneficiary. Therefore, FTB does not consolidate the leasing entity.

Proprietary Trust Preferred Issuances. In conjunction with the acquisition of CBF, FHN acquired junior subordinated debt totaling $212.4 million underlying multiple issuances of trust preferred debt by institutions previously acquired by CBF. All of these trusts are considered VIEs because the ownership interests from the capital contributions to these trusts are not considered “at risk” in evaluating whether the holders of the equity investments at risk in the trusts have the power through voting rights, or similar rights, to direct the activities that most significantly impact the entities’ economic performance. Thus, FHN cannot be the trusts’ primary beneficiary because its ownership interests in the trusts are not considered variable interests as they are not considered “at risk”. Consequently, none of the trusts are consolidated by FHN. FHN retired $45.4 million of this debt and the related trust preferred securities in 2018.

The following table summarizes FHN’s nonconsolidated VIEs as of December 31, 2018:

(Dollars in thousands)	Maximum Loss Exposure	Liability Recognized	Classification
Type:
Low income housing partnerships	$156,056	$80,427	(a)
Other tax credit investments (b) (c)	3,619	—	Other assets
Small issuer trust preferred holdings (d)	270,585	—	Loans, net of unearned income
On-balance sheet trust preferred securitization	37,532	76,642	(e)
Proprietary residential mortgage securitizations	1,524	—	Trading securities
Holdings of agency mortgage-backed securities (d)	4,842,630	—	(f)
Commercial loan troubled debt restructurings (g)	40,590	—	Loans, net of unearned income
Sale-leaseback transaction	16,327	—	(h)
Proprietary trust preferred issuances (i)	—	167,014	Term borrowings

(a)
Maximum loss exposure represents $75.6 million of current investments and $80.4 million of accrued contractual funding commitments. Accrued funding commitments represent unconditional contractual obligations for future funding events, and are also recognized in Other liabilities. FHN currently expects to be required to fund these accrued commitments by the end of 2020.

(b)	A liability is not recognized as investments are written down over the life of the related tax credit.

(c)	Maximum loss exposure represents current investment balance. Of the initial investment, $2.7 million was funded through loans from community development enterprises.

(d)	Maximum loss exposure represents the value of current investments. A liability is not recognized as FHN is solely a holder of the trusts’ securities.

(e)	Includes $112.5 million classified as Loans, net of unearned income, and $1.7 million classified as Trading securities which are offset by $76.6 million classified as Term borrowings.

(f)	Includes $.5 billion classified as Trading securities and $4.4 billion classified as Securities available-for-sale.

(g)
Maximum loss exposure represents $38.2 million of current receivables and $2.3 million of contractual funding commitments on loans related to commercial borrowers involved in a troubled debt restructuring.

(h)	Maximum loss exposure represents the current loan balance plus additional funding commitments less amounts received from the buyer-lessor.

(i)	No exposure to loss due to nature of FHN's involvement.
The following table summarizes FHN’s nonconsolidated VIEs as of December 31, 2017:

(Dollars in thousands)	Maximum Loss Exposure	Liability Recognized	Classification
Type:
Low income housing partnerships	$94,798	$33,348	(a)
Other tax credit investments (b) (c)	20,394	—	Other assets
Small issuer trust preferred holdings (d)	332,455	—	Loans, net of unearned income
On-balance sheet trust preferred securitization	48,817	65,357	(e)
Proprietary residential mortgage securitizations	2,151	—	Trading securities
Holdings of agency mortgage-backed securities (d)	5,349,287	—	(f)
Commercial loan troubled debt restructurings (g)	19,411	—	Loans, net of unearned income
Sale-leaseback transaction	14,827	—	(h)
Proprietary trust preferred issuances (i)	—	212,378	Term borrowings

(a)
Maximum loss exposure represents $61.5 million of current investments and $33.3 million of accrued contractual funding commitments. Accrued funding commitments represent unconditional contractual obligations for future funding events, and are also recognized in Other liabilities. FHN currently expects to be required to fund these accrued commitments by the end of 2020.

(b)	A liability is not recognized as investments are written down over the life of the related tax credit.

(c)	Maximum loss exposure represents current investment balance. Of the initial investment, $18.0 million was funded through loans from community development enterprises.

(d)	Maximum loss exposure represents the value of current investments. A liability is not recognized as FHN is solely a holder of the trusts’ securities.

(e)	Includes $112.5 million classified as Loans, net of unearned income, and $1.7 million classified as Trading securities which are offset by $65.4 million classified as Term borrowings.

(f)	Includes $.5 billion classified as Trading securities and $4.8 billion classified as Securities available-for-sale.

(g)
Maximum loss exposure represents $19.1 million of current receivables and $.3 million of contractual funding commitments on loans related to commercial borrowers involved in a troubled debt restructuring.

(h)	Maximum loss exposure represents the current loan balance plus additional funding commitments less amounts received from the buyer-lessor.

(i)	No exposure to loss due to nature of FHN's involvement.